Taxation (Details 5) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Deductible temporary differences
Total potential tax assets	SFr 834,580	SFr 450,227
Taxable unrecognized temporary differences
Total unrecognized potential tax liabilities
Offsetting potential tax liabilities with potential tax assets
Net potential tax assets from temporary differences not recognized	834,580	450,227
Potential tax assets from loss carry-forwards not recognized	29,959,963	25,082,968
Total potential tax assets from loss carry-forwards and temporary differences not recognized	30,794,543	25,533,195
Employee benefit plan [Member]
Deductible temporary differences
Total potential tax assets	433,816	450,227
Stock option plans [Member]
Deductible temporary differences
Total potential tax assets	400,764
Property and equipment [Member]
Taxable unrecognized temporary differences
Total unrecognized potential tax liabilities